Related Party Transactions (Tables)	6 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Schedule of Transactions Occurred with Related Parties

The following transactions occurred with related parties:

	Consolidated
	December 2024	30 June 2024
	$	$
Payment for other expenses:
Interest expense on loans from directors (as part of shareholder loan issue)*	298,726	459,340
Interest paid to commonly controlled entity*	284	764
Management and consulting services**	200,549	9,125
*	The interest is accrued and not paid
**	During the year the Company received Management and Legal services from Asiana Trading Corporation, an entity associated with Jeff Olyniec (until December 2021), a director of the Company.

Schedule of Outstanding Balances Arising from Transactions with Related Parties

Outstanding balances arising from transactions with related parties:

	Consolidated	Consolidated
Receivables from related parties	December 2024	30 June 2024
	$	$
Prepayment*	33,088	33,088
Accounts receivables**	—	8,250
	33,088	41,338

	Consolidated
Payables to related parties	December 2024	June 2024
	$	$
Payables to by key management personnel directly***	—	224,488
*	During August 2022, the company as per agreement with Asiana Trading corporation paid first deposit for its future order. Asiana Trading Corporation is an entity associated with Jeff Olyniec, a director of the Company. The balance is included within Prepayments and other assets in the Condensed Consolidated Statement of Financial Position.
**	During the year 30 June 2022, the Company entered into agreement with Lifestyle Breakthrough Pty Ltd. an entity associated with Nathan Givoni and Simon H. Szewach , directors of the Company for sale of goods & service. The balance is included in Trade and other receivables in the Condensed Consolidated Statement of Financial Position and the amount has been written back during the current financial year.
***	Payables to key management personnel are included within Wages payables in Note 18.

Schedule of Balances are Outstanding with Related Parties

The following balances are outstanding at the reporting date in relation to loans with related parties:

	Consolidated
Loans from related parties	December 2024	June 2024
	$	$
Beginning of the period	1,662,411	502,237
Reclassify >5% holder loan as related party loan (i)	—	762,340
Interest accrued during the year	258,721	397,834
Closing Balance	1,921,132	1,662,411
(i)	Include loans from shareholders holding more than 5% of issued capital not previously included as related party loan

	Consolidated
Loans from associated entities	31 December 2024	30 June 2024
	$	$
Opening balance	156,068	155,304
Interest charged	366	764
	156,434	156,068
	Consolidated
	31 December 2024	30 June 2024
Opening Balance	759,678	76,485
Reclassify >5% holder convertible note as related party loan(i)	—	328,928
Proceeds from convertible note issue	287,886	301,150
Interest accrued	40,644	53,115
Closing Balance	1,088,208	759,678
(i)	Include convertible notes from shareholders holding more than 5% of issued capital not previously included as related party loan